Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Significant estimates required to be made by management, include, but are not limited to, the allowance for credit losses, allowance for deferred tax assets, uncertain tax position, incremental borrowing rates used in calculation of the operating lease right-of-use assets and operating lease liabilities and the estimated cost and the input measure method used in revenue recognition. Actual results could differ from those estimates, and as such, differences could be material to the consolidated financial statements.

Foreign Currency Translation and transaction

Foreign Currency Translation and transaction

The Company’s principal country of operations is Hong Kong. The financial position and results of its operations are determined using Hong Kong Dollars (“HK$”), the local currency, as the functional currency. The Company’s consolidated financial statements are reported using the U.S. Dollars (“US$” or “$”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Gains and losses from foreign currency transactions are included in the Company’s consolidated statements of operations and comprehensive (loss) income.

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	June 30, 2024	June 30, 2023	June 30, 2022
Year-end spot rate	US$1=HK$7.81	US$1=HK$7.83	US$1=HK$7.85
Average rate	US$1=HK$7.82	US$1=HK$7.84	US$1=HK$7.80

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The carrying amounts of financial assets and liabilities, such as cash, accounts receivable, prepayments and other current assets, amounts due from/(to) related parties, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 —	Quoted prices in active markets for identical assets and liabilities.
Level 2 —	Quoted prices in active markets for similar assets and liabilities, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The Company considers the carrying amount of its financial assets and liabilities, which consist primarily of cash, accounts receivable, contract assets, contract costs, due from a related party, current maturities of operating lease liabilities to related parties, prepayments and other current assets, accounts payable, contract liabilities, income tax payable, due to related parties, current maturities of long-term bank borrowings, accrued expenses and other current liabilities approximate the fair value of the respective assets and liabilities as of June 30, 2024 and 2023 due to their short-term nature.

Cash

Cash

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks that can be added or withdrawn without limitation. The Company maintains the bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are insured under the Deposit Protection Scheme introduced by the Hong Kong Government for a maximum amount of US$64,020 (HK$500,000). Cash balances in bank accounts in Hong Kong are not otherwise insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable are recognized and carried at original invoiced amount less an allowance for credit losses.

Accounts receivable are recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional. In July 1, 2023, the Company adopted ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”). ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The Company uses aging schedule method in the current expected credit loss model (“CECL model”) to estimate the expected credit losses. The Company’s estimation of allowance for credit losses considers factors such as historical credit losses experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, in combination with assessing receivable collectability on an individual basis, and applying current situation adjustment. The Group concludes that there is no impact over the initial adoption of CECL model, which should be treated as cumulative-effect adjustment on accumulated deficit as of July 1, 2023. Accounts receivable balances are written off after all collection efforts have been exhausted. For the year ended June 30, 2024, the Company has recorded the reversal of provision for allowance for credit losses related to accounts receivables of $29,992. For the years ended June 30, 2023 and 2022, the Company has recorded the provision for allowance for credit losses related to accounts receivable of $5,563 and $117,762, respectively.

Prepayments

Prepayments

Prepayments represent advance payments made to the service providers for future services. Prepayments are short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the realizability of the prepayments becomes doubtful. For the years ended June 30, 2024, 2023 and 2022, there was no impairment recorded as the Company considers all of the prepayments fully realizable.

Deferred IPO costs

Deferred IPO costs

Deferred IPO costs consist primarily of direct expenses paid to attorneys, consultants, underwriters, and other parties related to the Company’s IPO. Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital.

Lease

Lease

The Company adopted ASU 2016-02 Leases (Topic 842) (“Topic 842”) issued by the FASB. The adoption of Topic 842 resulted in the presentation of operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheets.

The Company has assessed the following: (i) whether any expired or existing contracts are or contains a lease, (ii) the lease classification for any expired or existing leases, and (iii) initial direct costs for any expired or existing leases (i.e. whether those costs qualify for capitalization under ASU 2016-02). The Company also elected the short-term lease exemption for certain classes of underlying assets including office space, warehouses and equipment, with a lease term of 12 months or less.

The Company determines whether an arrangement is or contain a lease at inception. A lease for which substantially all the benefits and risks incidental to ownership remain with the lessor is classified by the lessee as an operating lease. All leases of the Company are currently classified as operating leases. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, current, and operating lease liability, non-current in the Company’s consolidated balance sheets. Please refer to Note 7 for the disclosures regarding the Company’s method of adoption of ASC 842 and the impacts of adoption on its financial position, results of operations and cash flows.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and lease liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU assets also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liabilities when it is reasonably certain that the Company will exercise that option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Company has elected not to recognize a lease liability or ROU asset on its consolidated balance sheets. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows. The Company has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated operating lease payments in the undiscounted future pre-tax cash flows. For the years ended June 30, 2024, 2023 and 2022, the Company did not have any impairment loss against its operating lease ROU assets.

During the year ended June 30, 2024, the Company recognized respectively, ROU assets and operating lease liabilities of $168,500 and $168,500, in the consolidated balance sheets.

Property and Equipment, net

Property and Equipment, net

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Furniture and fixtures	5 years
Motor vehicles	3.33 years
Electronic equipment	3 – 5 years
Leasehold improvements	2 – 3 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and comprehensive income (loss) in other income or expenses.

The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews the recoverability of its long-lived assets, such as property and equipment, whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. For the years ended June 30, 2024, 2023 and 2022, no impairment of long-lived assets was recognized.

Revenue Recognition

Revenue Recognition

The Company adopted the revenue standard Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. It is customary practice for the Company to have the agreements with its customers in writing, orally, or in accordance with other customary business practices. The Company recognizes revenue based on the consideration specified in the applicable agreement.

The contracts which the Company enters into with the clients are fixed price and provide for milestone billings based upon the attainment of specific project objectives to ensure the Company meets its contractual requirements. Additionally, contracts may include retentions or holdbacks paid at the end of a project to ensure that Company meets the contract requirements. However, since the customer does not have the option to purchase the warranty separately and there are no additional services to the customer during the retention period but to ensure all goods and services meet the criteria as specified in the contract, such warranty shall not be accounted for as a separate performance obligation. The Company historically incurs a very minimum cost during the retention period, the Company does not expect any significant liability to be incurred and no further provision made in the accounts. The Company does not assess whether a contract contains a significant financing component if the Company expects, at contract inception, that the period between payment by the customers and the transfer of promised services to the customers will be less than one year.

The Company identifies the delivery of design and fit out services to the customer to be the performance obligation in the contract. Since the Company has concluded that the promises to be delivered on the contract would be one single performance obligation, no allocation of the transaction price is required and expected. As a professional interior design and fit out service provider, the Company recognizes revenue based on the Company’s effort or inputs to the satisfaction of a performance obligation over time as work progresses because of the continuous transfer of control to the customer and the Company’s right to bill the customer as costs are incurred.

The Company’s contract with the customer has payment terms specified based upon certain conditions completed. The Company generally require an initial payment from the customer upon signing of the contract prior to the commencement of the project, which usually represents approximately 20% to 50% of the total contract sum. The Company issue invoices for interim payments at different stages of the project. The final invoice is generally issued shortly before or immediately after project completion. The Company’s customers are required to pay the Company at different billing stages over the contract period, as such, the Company believes the progress payments limit the Company’s exposure to credit risk and that the Company would be able to collect substantially all of the consideration gradually at different stages. The timing of the satisfaction of the Company’s performance obligations is based upon the cost-to-cost measure of progress method, which is generally different than the timing of unconditional right of payment, and is based upon certain conditions completed as specified in the contract. The timing between the satisfaction of the Company’s performance obligations and the unconditional right of payment would contribute to contract assets and contract liabilities.

The Company uses the ratio of actual costs incurred to total estimated costs since costs incurred (an input method) represent a reasonable measure of progress towards the satisfaction of a performance in order to estimate the portion of revenue earned. This method faithfully depicts the transfer of value to the customer when the Company is satisfying a performance obligation that entails a number of interrelated tasks or activities for a combined output that requires the Company to coordinate the work of employees and subcontractors. Contract costs typically include direct labor, subcontract and consultant costs, materials and indirect costs related to contract performance. Changes in estimated costs to complete these obligations result in adjustments to revenue on a cumulative catch-up basis, which causes the effect of revised estimates to be recognized in the current period. Changes in estimates can routinely occur over the contract term for a variety of reasons including, changes in scope, unanticipated costs, delays or favorable or unfavorable progress than original expectations. When the outcome of the contract cannot be reasonably measured, revenue is recognized only to the extent of contract costs incurred that are expected to be recovered. In situations where the estimated costs to perform exceeds the consideration to be received, the Company accrues the entire estimated loss during the period the loss becomes known.

The Company’s contracts may contain variable consideration in the form of unpriced or pending change orders or claims that either increase or decrease the contract price. Variable consideration is generally estimated using the expected value method but may from time to time be estimated using the most likely amount method depending on the circumstance. Estimated amounts are included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur or when the uncertainty associated with the variable consideration is resolved. Estimates of variable consideration are based upon historical experience and known trends.

The Company recognizes claims against vendors, sub-consultants, subcontractors and others as a reduction in costs when the contract establishes enforceability, and the amounts of recovery are reasonably estimable and probable. Reduction in costs are recognized at the lesser of the amount management expects to recover or costs incurred.

As of June 30, 2024, the Company had transaction price allocated to remaining performance for design and fit out projects amounting to $970,209 which is expected to the satisfaction of a performance obligation within 12 months from June 30, 2024 using an input measure method.

Warranty

Warranty

The Company generally provides limited warranties for work performed under its contracts. At the time a sale is recognized, the Company records estimated future warranty costs under ASC 460. Such estimated costs for warranties are estimated at completion and these warranties are not service warranties separately sold by the Company. Generally, the estimated claim rates of warranty are based on actual warranty experience or Company’s best estimate. There were no such reserves for the years ended June 30, 2024 and 2023 because the Company’s historical warranty expenses were immaterial to the Company’s consolidated financial statements.

Contract Assets and Contract Liabilities

Contract Assets and Contract Liabilities

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on consolidated balance sheets as “Contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined.

Contract assets have billing term with unconditional right to be billed beyond one year are classified as non-current assets.

Contract liabilities on uncompleted contracts represent the amounts of cash collected from clients, billings to clients on contracts in advance of work performed and revenue recognized and provisions for losses. The majority of these amounts are expected to be earned within twelve months and are classified as current liabilities.

Contract Costs

Contract Costs

Contract costs incurred during the initial phases of the Company’s sales contracts are capitalized when the costs relate directly to the contract, are expected to be recovered, and generate or enhance resources to be used in satisfying the performance obligation and such deferred costs will be recognized upon the recognition of the related revenue. These costs primarily consist of labor and material costs directly related to the contract. As of June 30, 2024, the Company has recorded $19,163 of contract costs which consisted of two projects that the Company expects to be completed by the end of the year ended June 30, 2025. As of the date of this report, the Company has realized $4,618 cost of revenue from contract costs and the remaining $14,545 is expected to be realized by the end of the year ended June 30, 2025.

The Company performs periodic reviews to assess the recoverability of the contract costs. The carrying amount of the asset is compared to the remaining amount of consideration. The Company expects to receive for the services to which the asset relates, less the costs that relate directly to providing those services that have not yet been recognized. If the carrying amount is not recoverable, an impairment loss is recognized. For the years ended June 30, 2024, 2023 and 2022, no impairment loss was recognized.

Government Subsidies

Government Subsidies

Government subsidies primarily relate to non-recurring entitlements granted by the Hong Kong government pursuant to the Employment Support Scheme under the Anti-epidemic Fund. The Company recognizes government subsidies as other income when they are received because they are not subject to any past or future conditions. Government subsidies received and recognized as other income totaled nil, $21,464 and $43,077 for the years ended June 30, 2024, 2023 and 2022, respectively.

Cost of Revenue	Cost of Revenue The Company’s cost of revenue is primarily comprised of the material costs, subcontracting costs and staff costs. These costs are expenses as incurred.
Borrowing Costs	Borrowing Costs All borrowing costs are recognized in interest expense in the consolidated statement of operations and comprehensive income (loss) in the period in which they are incurred.
Advertising Costs

Advertising Costs

The Company expenses advertising costs as incurred and were included as part of selling and marketing expenses. Advertising costs for the years ended June 30, 2024, 2023 and 2022 totaled $7,585, $19,970 and $23,627, respectively.

Employee Benefit Plan

Employee Benefit Plan

Employees of the Company located in Hong Kong participate in a compulsory saving scheme (pension fund) for the retirement of residents in Hong Kong. Employees are required to contribute monthly to mandatory provident fund schemes provided by approved private organizations, according to their salaries and the period of employment. The Company is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. Total expenses for the plan were $35,862, $43,109 and $46,020 for the years ended June 30, 2024, 2023 and 2022, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company believes there were no uncertain tax positions as of June 30, 2024 and 2023, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated. As of June 30, 2024, income tax returns for the years ended June 30, 2018 through June 30, 2024 for OPS HK remain open for statutory examination by Hong Kong tax authorities.

(Net Loss)/Earnings Per Share

(Net Loss)/Earnings Per Share

The Company computes (net loss)/earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS are computed by dividing income available to ordinary shareholders of the Company by the weighted average ordinary shares outstanding during the period. Diluted EPS takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. As of June 30, 2024 and 2023, there were no dilutive shares.

Comprehensive (Loss) Income

Comprehensive (Loss) Income

Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive income (loss). Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustments resulting from the Company translating its financial statements from functional currency into reporting currency.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Related parties

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Significant Risks

Significant Risks

Currency Risk

The Group’s operating activities are transacted in HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Group considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash and cash equivalents and accounts receivable. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates. The Company deposits its cash and cash equivalents with financial institutions located in Hong Kong. As of June 30, 2024 and 2023, $7,243,169 and $556,619 were deposited with financial institutions located in Hong Kong. The Deposit Protection Scheme introduced by the Hong Kong Government insured each depositor at one bank for a maximum amount of US$64,020 (HK$500,000). Otherwise, these balances are not covered by insurance. The Company believes that no significant credit risk exists as these financial institutions have high credit quality and the Company has not incurred any losses related to such deposits.

For the credit risk related to accounts receivable, the Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company establishes an allowance for credit losses based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented. The management believes that its contract acceptance, billing, and collection policies are adequate to minimize material credit risk. Application for progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables. Overdue balances are reviewed regularly by the Directors.

For the years ended June 30, 2024, 2023 and 2022, all of the Company’s assets were located in Hong Kong and all of the Company’s revenue were derived from its subsidiary located in Hong Kong. The Company has a concentration of its revenue and accounts receivable with specific customers.

For the year ended June 30, 2024, two customers accounted for approximately 34.1% and 21.5% of the Company’s total revenue. For the year ended June 30, 2023, one customer accounted for approximately 43.1% of the Company’s total revenue. For the year ended June 30, 2022, three customers accounted for approximately 21.2%, 10.8% and 10.6% of the Company’s total revenue.

As of June 30, 2024, four customers’ accounts receivable accounted for 37.3%, 23.9%, 14.5% and 11.2% of the total accounts receivable, net. As of June 30, 2023, three customers’ accounts receivable accounted for 25.0%, 22.4% and 20.5% of the total accounts receivable, net.

For the year ended June 30, 2024, two suppliers accounted for approximately 26.7% and 12.3% of the Company’s total purchases. For the year ended June 30, 2023, one supplier accounted for approximately 10.5% of the Company’s total purchases. For the year ended June 30, 2022, no supplier accounted for more than 10% of the Company’s total purchases.

As of June 30, 2024, one supplier’s accounts payable accounted for 26.3% of the total accounts payable. As of June 30, 2023, two suppliers’ accounts payable accounted for 15.9% and 10.0% of the total accounts payable.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate risk on cash deposit and floating rate borrowings, and the risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage the interest risk exposure.

Recently Accounting Pronouncements

Recently Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)” (“ASU 2023-07”). The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision useful financial analyses. Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (CODM) uses to assess segment performance and make decisions about allocating resources. Topic 280 also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosed under certain circumstances. The amendments in ASU 202307 do not change or remove those disclosure requirements. The amendments in ASU 2023-07 also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in ASU 2023-07 are effective for years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, adopted retrospectively. Management considers that the guidance will not have a significant impact on the disclosures set out in these consolidated financial statements.

In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, “Income Taxes (Topic 740)” (“ASU 2023-09”). The amendments in ASU 2023-09 address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. One of the amendments in ASU 2023-09 includes disclosure of, on an annual basis, a tabular rate reconciliation of (i) the reported income tax expense (or benefit) from continuing operations, to (ii) the product of the income (or loss) from continuing operations before income taxes and the applicable statutory federal income tax rate of the jurisdiction of domicile using specific categories, including separate disclosure for any reconciling items within certain categories that are equal to or greater than a specified quantitative threshold of 5%. ASU 2023-09 also requires disclosure of, on an annual basis, the year-to-date amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign jurisdictions, including additional disaggregated information on income taxes paid (net of refunds received) to an individual jurisdiction equal to or greater than 5% of total income taxes paid (net of refunds received). The amendments in ASU2023-09 are effective for annual periods beginning after December 15, 2024, and should be applied prospectively. The Group is currently evaluating the impact of the update on the Group’s consolidated financial statements and related disclosures.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.